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                                                            [LOGO OF MetLife(R)]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

May 6, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-176654/811-04001
     (Preference Premier(R) (offered on and after October 7, 2011)) Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI"), both dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 18 for the Account filed electronically with the Commission on April 13, 2016.

If you have any questions, please contact me at (212) 578-9248.

Sincerely,


/s/ Lindsey Coffey

Lindsey Coffey
Corporate Counsel
Metropolitan Life Insurance Company